Secured Loans and Credit Facilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Long-term Debt - Additional Information	Dec. 31, 2012 Long-term Debt - Additional Information	Dec. 31, 2011 Long-term Debt - Additional Information	Jun. 18, 2013 Nordea Bank Finland Plc	Dec. 31, 2013 HSH Nordbank AG (Commitment dated December 13, 2013)
Debt Instrument [Line Items]
Information Regarding Companys Debt Restructuring Program

In 2012, the Company entered into supplemental agreements and, subject to certain conditions, agreed to amended terms with several of its lenders as discussed below. The respective amendments are collectively referred as the Company’s debt restructuring program. Several of the agreements in the Company’s debt restructuring program were subject to a number of conditions, including (i) the entry into definitive documentation, (ii) an equity increase of $10,000,000 within 90 days after the signing of such definitive documentation and (iii) all lenders agreeing to similar restructuring terms and granting similar waivers of covenant breaches and terms. In the first quarter of 2013, all conditions required to complete the Company’s debt restructuring program were satisfied with retroactive effect as of December 31, 2012, and thus, the debt restructuring program was finalized and effective from December 31, 2012.

Credit facility undrawn portion					$ 25,394,427
Amount available for drawdown						47,000,000
Interest and finance costs		6,129,911	5,673,906	7,105,730
Capitalized interest		$ 786,263	$ 611,655	$ 260,118
Weighted average interest rate		3.21%	2.76%	2.64%